INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards					$ 14,131,281
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration					11,403,417
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration					2,727,864
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0	$ 433	$ 0
Effective Income Tax Rate Reconciliation, Percent	0.00%		0.00%		(0.10%)	0.00%
State and Local Jurisdiction [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards					$ 6,785,450
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration					4,659,523
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration					$ 2,125,927